BYLAWS

OF

FS CREDIT OPPORTUNITIES CORP.

Article I
OFFICES

Section 1.                PRINCIPAL OFFICE. The principal office of FS Credit Opportunities Corp. (the “Corporation”) in the State of Maryland shall be located at such place as the board of directors (the “Board”) may designate.

Section 2.                ADDITIONAL OFFICES. The Corporation may have additional offices, including a principal executive office, at such places as the Board may from time to time determine or the business of the Corporation may require.

Article II
MEETINGS OF STOCKHOLDERS

Section 1.                PLACE. All meetings of stockholders shall be held at the principal executive office of the Corporation or at such other place as shall be set by the Board and stated in the notice of the meeting.

Section 2.                ANNUAL MEETING. An annual meeting of the stockholders for the election of directors and the transaction of any business within the powers of the Corporation shall be held on a date and at the time set by the Board. Notwithstanding the forgoing or as otherwise set forth herein, pursuant to Section 2-501(b) of the Maryland General Corporation Law (the “MGCL”), no annual meeting of the stockholders shall be required to be held in any year in which the election of the directors is not required under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder (the “Investment Company Act”), but if the Corporation is required by the Investment Company Act to hold a meeting of the stockholders to elect directors, then such meeting shall be designated as the annual meeting of the stockholders for that year.

Section 3.                SPECIAL MEETINGS.

(a)               General. The Chairman of the Board, the chief executive officer, the president or the Board may call a special meeting of the stockholders. Subject to subsection (b) a special meeting of stockholders shall also be called by the secretary of the Corporation to act on any matter that may properly be considered at a meeting of stockholders upon the written request of the stockholders holding not less than a majority of the shares of stock outstanding and entitled to vote at such meeting. Subject to subsection (b) any meeting shall be held at such date and time as may be designated by the Board. In fixing a date for any special meeting, the Board may consider such factors as it deems relevant, including, without limitation, the nature of matters to be considered, the facts and circumstances surrounding any request for the meeting and any plan of the Board to call an annual meeting or a special meeting.

(b)               Stockholder Requested Special Meetings. (1) Any stockholder of record seeking to have stockholders request a special meeting shall, by sending written notice to the secretary (the “Record Date Request Notice”) by registered mail, return receipt requested, request the Board to fix a record date to determine the stockholders entitled to request a special meeting (the “Request Record Date”). The Record Date Request Notice shall set forth the purpose of the meeting and the matters proposed to be acted on at it, shall be signed by one or more stockholders of record as of the date of signature (or their agents duly authorized in a writing accompanying the Record Date Request Notice), shall bear the date of signature of each such stockholder (or such agent) and shall set forth all information relating to each such stockholder and each matter proposed to be acted on at the meeting that would be required to be disclosed in connection with the solicitation of proxies for the election of directors in an election contest (even if an election contest is not involved), or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Upon receiving the Record Date Request Notice, the Board may fix a Request Record Date. The Request Record Date shall not precede and shall not be more than ten days after the close of business on the date on which the resolution fixing the Request Record Date is adopted by the Board. If the Board, within ten days after the date on which a valid Record Date Request Notice is received, fails to adopt a resolution fixing the Request Record Date, the Request Record Date shall be the close of business on the tenth day after the first date on which the Record Date Request Notice is received by the secretary.

(2)               In order for any stockholder to request a special meeting to act on any matter that may properly be considered at a meeting of stockholders, one or more written requests for a special meeting signed by stockholders of record (or their agents duly authorized in a writing accompanying the request) as of the Request Record Date holding not less than a majority (the “Special Meeting Percentage”) of the shares of stock outstanding and entitled to vote at such meeting (the “Special Meeting Request”) shall be delivered to the secretary. In addition, the Special Meeting Request shall set forth the purpose of the meeting and the matters proposed to be acted on at it (which shall be limited to those lawful matters set forth in the Record Date Request Notice received by the secretary), shall bear the date of signature of each such stockholder (or such agent) signing the Special Meeting Request, shall set forth the name and address, as they appear in the Corporation’s books, of each stockholder signing such request (or on whose behalf the Special Meeting Request is signed) and the class, series and number of all shares of stock of the Corporation which are owned by each such stockholder, and the nominee holder for, and number of, shares owned beneficially by such stockholder but not of record, shall be sent to the secretary by registered mail, return receipt requested, and shall be received by the secretary within 60 days after the Request Record Date. Any requesting stockholder (or agent duly authorized in a writing accompanying the revocation or the Special Meeting Request) may revoke his, her or its request for a special meeting at any time by written revocation delivered to the secretary.

(3)               The secretary shall inform the requesting stockholders of the reasonably estimated cost of preparing and mailing the notice of meeting (including the Corporation’s proxy materials). The secretary shall not be required to call a special meeting upon stockholder request and such meeting shall not be held unless, in addition to the documents required by subsection (b)(2) of this Section 3, the secretary receives payment of such reasonably estimated cost prior to the mailing of any notice of the meeting.

(4)               In the case of any special meeting called by the secretary upon the request of the stockholders (a “Stockholder Requested Meeting”), such meeting shall be held at such date and time as may be designated by the Board; provided, however, that the date of any Stockholder Requested Meeting shall be not more than 90 days after the record date for such meeting (the “Meeting Record Date”); and provided further that if the Board fails to designate, within ten days after the date that a valid Special Meeting Request is actually received by the secretary (the “Delivery Date”), a date and time for a Stockholder Requested Meeting, then such meeting shall be held at 2:00 p.m. local time on the 90th day after the Meeting Record Date or, if such 90th day is not a Business Day (as defined below), on the first preceding Business Day; and provided further that in the event that the Board fails to designate a place for a Stockholder Requested Meeting within ten days after the Delivery Date, then such meeting shall be held at the principal executive office of the Corporation. In fixing a date for any special meeting, the Board may consider such factors it deems relevant within the good faith exercise of business judgment, including, without limitation, the nature of the matters to be considered, the facts and circumstances surrounding any request for meeting and any plan of the Board to call an annual meeting or a special meeting. In the case of any Stockholder Requested Meeting, if the Board fails to fix a Meeting Record Date that is a date within 30 days after the Delivery Date, then the close of business on the 30th day after the Delivery Date shall be the Meeting Record Date. The Board may revoke the notice for any Stockholder Requested Meeting in the event that the requesting stockholders fail to comply with the provisions of this paragraph (4) of this Section 3(b).

(5)               If written revocations of requests for the special meeting have been delivered to the secretary and the result is that stockholders of record (or their agents duly authorized in writing), as of the Request Record Date, entitled to cast less than the Special Meeting Percentage have delivered, and not revoked, requests for a special meeting to the secretary, the secretary shall: (i) if the notice of meeting has not already been mailed, refrain from mailing the notice of the meeting and send to all requesting stockholders who have not revoked such requests written notice of any revocation of a request for the special meeting, or (ii) if the notice of meeting has been mailed and if the secretary first sends to all requesting stockholders who have not revoked requests for a special meeting written notice of any revocation of a request for the special meeting and written notice of the Corporation’s intention to revoke the notice of the meeting or for the chairman of the meeting to adjourn the meeting without action on the matter, (A) the secretary may revoke the notice of the meeting at any time before ten days before commencement of the meeting or (B) the chairman of the meeting may call the meeting to order and adjourn the meeting without acting on the matter. Any request for a special meeting received after a revocation by the secretary of a notice of a meeting shall be considered a request for a new special meeting.

(6)               The Board, the Chairman of the Board, the chief executive officer or the president may appoint independent inspectors of elections to act as the agent of the Corporation for the purpose of promptly performing a ministerial review of the validity of any purported Special Meeting Request received by the secretary. For the purpose of permitting the inspectors to perform such review, no such purported request shall be deemed to have been delivered to the secretary until the earlier of (i) five Business Days after receipt by the secretary of such purported request and (ii) such date as the independent inspectors certify to the Corporation that the valid requests received by the secretary represent, as of the Request Record Date, stockholders of record entitled to cast not less than the Special Meeting Percentage. Nothing contained in this subsection (6) shall in any way be construed to suggest or imply that the Corporation or any stockholder shall not be entitled to contest the validity of any request, whether during or after such five Business Day period, or to take any other action (including, without limitation, the commencement, prosecution or defense of any litigation with respect thereto, and the seeking of injunctive relief in such litigation).

(7)               For purposes of these Bylaws, “Business Day” shall mean any day other than a Saturday, a Sunday or other day on which banking institutions in the State of New York are authorized or obligated by law or executive order to close.

Section 4.                NOTICE OF MEETINGS. Not less than ten nor more than 90 days before each meeting of stockholders, the secretary shall give to each stockholder entitled to vote at such meeting and to each stockholder not entitled to vote who is entitled to notice of the meeting notice in writing or by electronic transmission stating the time and place of the meeting and, in the case of a special meeting or as otherwise may be required by any statute, the purpose for which the meeting is called, either by mail, by presenting it to such stockholder personally, by leaving it at the stockholder’s residence or usual place of business or by any other means permitted by Maryland law. If mailed, such notice shall be deemed to be given when deposited in the United States mail addressed to the stockholder at the stockholder’s address as it appears on the records of the Corporation, with postage thereon prepaid. If transmitted electronically, such notice shall be deemed to be given when transmitted to the stockholder by an electronic transmission to any address or number of the stockholder at which the stockholder receives electronic transmissions. The Corporation may give a single notice to all stockholders who share an address, which single notice shall be effective as to any stockholder at such address, unless a stockholder objects to receiving such single notice or revokes a prior consent to receiving such single notice. Failure to give notice of any meeting to one or more stockholders, or any irregularity in such notice, shall not affect the validity of any meeting fixed in accordance with this Article II or the validity of any proceedings at any such meeting.

Subject to Section 11(a) of this Article II, any business of the Corporation may be transacted at an annual meeting of stockholders without being specifically designated in the notice of such meeting, except such business as is required by any statute to be stated in such notice. No business shall be transacted at a special meeting of stockholders except as specifically designated in the notice of such meeting. The Corporation may postpone or cancel a meeting of stockholders by making a public announcement (as defined in Section 11(c)(3) of this Article II) of such postponement or cancellation prior to the meeting. Notice of the date, time and place to which the meeting is postponed shall be given not less than ten days prior to such date and otherwise in the manner set forth in this section.

Section 5.                ORGANIZATION AND CONDUCT. Every meeting of stockholders shall be conducted by an individual appointed by the Board to be chairman of the meeting or, in the absence of such appointment, by the Chairman of the Board, if any, or, in the case of a vacancy in the office or absence of the Chairman of the Board, by one of the following officers present at the meeting: the Vice Chairman of the Board, if any, the chief executive officer, the president, any vice president, the secretary, the treasurer, or, in the absence of such officers, a chairman chosen by the stockholders by the vote of a majority of the votes cast by stockholders present in person or by proxy. The secretary or, in the secretary’s absence, an assistant secretary or, in the absence of both the secretary and assistant secretaries, an individual appointed by the Board or, in the absence of such appointment, an individual appointed by the chairman of the meeting shall act as secretary. In the event that the secretary presides at a meeting of the stockholders, an assistant secretary, or, in the absence of assistant secretaries, an individual appointed by the Board or the chairman of the meeting, shall record the minutes of the meeting. The order of business and all other matters of procedure at any meeting of stockholders shall be determined by the chairman of the meeting. The chairman of the meeting, without any action by the stockholders, may prescribe such rules, regulations and procedures and take such action as, in the discretion of such chairman, are appropriate for the proper conduct of the meeting, including, without limitation, (a) restricting admission to the time set for the commencement of the meeting; (b) limiting attendance at the meeting to stockholders of record of the Corporation, their duly authorized proxies or other such individuals as the chairman of the meeting may determine; (c) limiting participation at the meeting on any matter to stockholders of record of the Corporation entitled to vote on such matter, their duly authorized proxies or other such individuals as the chairman of the meeting may determine; (d) limiting the time allotted to questions or comments by participants; (e) determining when the poll should be opened and closed; (f) maintaining order and security at the meeting; (g) removing any stockholder or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the chairman of the meeting; (h) concluding a meeting or recessing or adjourning the meeting to a later date and time and place announced at the meeting; and (i) complying with any state and local laws and regulations concerning safety and security. Unless otherwise determined by the chairman of the meeting, meetings of stockholders shall not be required to be held in accordance with the rules of parliamentary procedure.

Section 6.                QUORUM. The presence in person or by proxy of the holders of shares of stock of the Corporation entitled to cast one third of the votes entitled to be cast (without regard to class) shall constitute a quorum at any meeting of the stockholders, except with respect to any such matter that, under applicable statutes, regulatory or charter requirements, requires approval by a separate vote of one or more classes of stock, in which case the presence in person or by proxy of the holders of shares entitled to cast one third of the votes entitled to be cast by each such class on such a matter shall constitute a quorum. This section shall not affect any requirement under any statute or the charter of the Corporation for the vote necessary for the approval of any measure.

If, however, such quorum shall not be present at any meeting of the stockholders, the chairman of the meeting, shall have the power to adjourn the meeting from time to time to a date not more than 120 days after the original record date without notice other than announcement at the meeting. At such adjourned meeting at which a quorum shall be present, any business may be transacted which might have been transacted at the meeting as originally notified.

The stockholders present either in person or by proxy, at a meeting which has been duly called at which a quorum has been established, may continue to transact business until adjournment, notwithstanding the withdrawal of enough stockholders to leave less than a quorum.

Section 7.                VOTING. Stockholders shall have no power to vote on any matter except matters on which a vote of stockholders is required by applicable binding law, the charter of the Corporation or resolution of the Board.

Subject to any provision of applicable binding law, including, without limitation, the Investment Company Act, the charter of the Corporation, these Bylaws or a resolution of the Board specifying a greater or a lesser vote requirement for the transaction of any item of business that properly comes before any meeting of stockholders (i) with respect to an election of directors for which (A) the secretary of the Corporation receives notice that a stockholder has nominated an individual for election as a director in compliance with the requirements of advance notice of stockholder nominees for director set forth in Article II, Section 11 of these Bylaws, and (B) such nomination has not been withdrawn by such stockholder on or before the close of business on the tenth day before the date of filing of the definitive proxy statement of the Corporation with the Securities and Exchange Commission, and, as a result of which, the number of nominees is greater than the number of directors to be elected at the meeting (a “Contested Election”), the affirmative vote of a majority of the shares of stock outstanding and entitled to vote with respect to such matter at such meeting at which a quorum is present shall be the act of the stockholders with respect to such matter, (ii) other than a Contested Election, the affirmative vote of a plurality of the shares of stock for which votes were cast at any meeting at which a quorum is present shall be the act of the stockholders with respect to such matter, and (iiii) where a separate vote of one or more classes or series of shares of stock is required on any of the foregoing matters, the affirmative vote of a majority of the shares of stock of such class or series of shares outstanding and entitled to vote represented in person or by proxy at any meeting at which a quorum is present, the affirmative vote of a plurality of shares of such class or series of shares represented in person or by proxy at any meeting at which a quorum is present, as required by the preceding clauses of this paragraph, shall be the act of the stockholders of such class or series with respect to such matter. There shall be no cumulative voting in the election or removal of directors.

Unless otherwise provided by statute or in the charter, each full outstanding share of stock shall be entitled to one vote and each outstanding fractional share of stock shall be entitled to a vote of such fraction on each matter submitted to a vote at a meeting of stockholders. When any share of stock is held jointly by several persons, any one of them may vote at any meeting in person or by proxy in respect of such share of stock, but if more than one of them shall be present at such meeting in person or by proxy, and such joint owners or their proxies so present disagree as to any vote to be cast, such vote shall be cast in accordance with applicable binding law.

Section 8.                PROXIES. A stockholder may cast the votes entitled to be cast by the shares of stock owned of record by the stockholder in person or by proxy executed by the stockholder or by the stockholder’s duly authorized agent in any manner permitted by law. Such proxy or evidence of authorization of such proxy shall be filed with the secretary of the Corporation before or at the meeting. No proxy shall be valid more than eleven months after its date unless otherwise provided in the proxy. A proxy purporting to be executed by or on behalf of a stockholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. Any copy, facsimile telecommunication or other reliable reproduction of the writing or transmission authorizing another person or persons to act as proxy for a stockholder may be substituted or used in lieu of the original writing or transmission for any and all purposes for which the original writing or transmission could be used; provided, however, that such copy, facsimile telecommunication or other reproduction shall be a complete reproduction of the entire original writing or transmission.

Section 9.                VOTING OF STOCK BY CERTAIN HOLDERS. Stock of the Corporation registered in the name of a corporation, partnership, trust or other entity, if entitled to be voted, may be voted by the president or a vice president, a general partner or trustee thereof, as the case may be, or a proxy appointed by any of the foregoing individuals, unless some other person who has been appointed to vote such stock pursuant to a bylaw or a resolution of the governing body of such corporation or other entity or agreement of the partners of a partnership presents a certified copy of such bylaw, resolution or agreement, in which case such person may vote such stock. Any fiduciary may vote stock registered in his or her name as such fiduciary, either in person or by proxy.

Shares of stock of the Corporation directly or indirectly owned by it shall not be voted at any meeting and shall not be counted in determining the total number of outstanding shares entitled to be voted at any given time, unless they are held by it in a fiduciary capacity, in which case they may be voted and shall be counted in determining the total number of outstanding shares at any given time.

The Board may adopt by resolution a procedure by which a stockholder may certify in writing to the Corporation that any shares of stock registered in the name of the stockholder are held for the account of a specified person other than the stockholder. The resolution shall set forth the class of stockholders who may make the certification, the purpose for which the certification may be made, the form of certification and the information to be contained in it; if the certification is with respect to a record date or closing of the stock transfer books, the time after the record date or closing of the stock transfer books within which the certification must be received by the Corporation; and any other provisions with respect to the procedure which the Board considers necessary or desirable. On receipt of such certification, the person specified in the certification shall be regarded as, for the purposes set forth in the certification, the stockholder of record of the specified stock in place of the stockholder who makes the certification.

Section 10.            INSPECTORS. The Board, in advance of any meeting, may, but need not, appoint one or more individual inspectors or one or more entities that designate individuals as inspectors to act at the meeting or any adjournment thereof. If an inspector or inspectors are not appointed, the person presiding at the meeting may, but need not, appoint one or more inspectors. In case any person who may be appointed as an inspector fails to appear or act, the vacancy may be filled by appointment made by the Board in advance of the meeting or at the meeting by the chairman of the meeting. The inspectors, if any, shall determine the number of shares outstanding and the voting power of each, the shares represented at the meeting, the existence of a quorum, as defined in Section 6 of this Article II, the validity and effect of proxies, and shall receive votes, ballots or consents, hear and determine all challenges and questions arising in connection with the right to vote, count and tabulate all votes, ballots or consents, and determine the result, and do such acts as are proper to conduct the election or vote with fairness to all stockholders. Each such report shall be in writing and signed by him or her or by a majority of them if there is more than one inspector acting at such meeting. If there is more than one inspector, the report of a majority shall be the report of the inspectors. The report of the inspector or inspectors on the number of shares represented at the meeting and the results of the voting shall be prima facie evidence thereof.

Section 11.            ADVANCE NOTICE OF STOCKHOLDER NOMINEES FOR DIRECTOR AND OTHER STOCKHOLDER PROPOSALS.

(a)               Annual Meetings of Stockholders.

(1)               Nominations of individuals for election to the Board and the proposal of other business to be considered by the stockholders may be made at an annual meeting of stockholders (i) pursuant to the Corporation’s notice of meeting, (ii) by or at the direction of the Board or (iii) by any stockholder of the Corporation who was a stockholder of record both at the time of giving of notice by such stockholder as provided for in this Section 11(a) and at the time of the annual meeting, who is entitled to vote at the meeting and who has complied with this Section 11(a).

(2)               For nominations or other business to be properly brought before an annual meeting by a stockholder pursuant to clause (iii) of subsection (a)(1) of this Section 11, the stockholder must have given timely notice thereof in writing to the secretary of the Corporation and such other business must otherwise be a proper matter for action by the stockholders. To be timely, a stockholder’s notice shall set forth all information required under this Section 11 and shall be delivered to the secretary at the principal executive office of the Corporation not earlier than the 150th day nor later than 5:00 p.m., Eastern Time, on the 120th day prior to the first anniversary of the date the Corporation’s proxy statement is released to stockholders for the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced or delayed by more than 30 days from the first anniversary of the date of the preceding year’s annual meeting, notice by the stockholder to be timely must be so delivered not earlier than the 150th day prior to the date of such annual meeting and not later than the 5:00 p.m., Eastern Time, on the later of the 120th day prior to the date of such annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made. The public announcement of a postponement or adjournment of an annual meeting shall not commence a new time period for the giving of a stockholder’s notice as described above. Such stockholder’s notice shall set forth (i) as to each individual whom the stockholder proposes to nominate for election or reelection as a director (each, a “Proposed Nominee”), (A) the name, age, business address and residence address of such Proposed Nominee, (B) the class, series and number of any shares of stock of the Corporation that are beneficially owned by such Proposed Nominee and the date such shares were acquired and the investment intent of such acquisition, (C) whether such stockholder believes any such Proposed Nominee is, or is not, an “interested person” of the Corporation, as defined in the Investment Company Act, and information regarding such individual that is sufficient, in the discretion of the Board or any committee thereof or any authorized officer of the Corporation, to make such determination and (D) all other information relating to such Proposed Nominee that is required to be disclosed in solicitations of proxies for election of directors in an election contest (even if an election contest is not involved), or is otherwise required, pursuant to Regulation 14A (or any successor provision) under the Exchange Act and the rules thereunder (including such Proposed Nominee’s written consent to being named in the proxy statement as a nominee and to serving as a director if elected); (ii) as to any other business that the stockholder proposes to bring before the meeting, a description of such business, the reasons for proposing such business at the meeting and any material interest in such business of such stockholder and any Stockholder Associated Person (as defined below), individually or in the aggregate, including any anticipated benefit to the stockholder and any Stockholder Associated Person therefrom; (iii) as to the stockholder giving the notice and any Stockholder Associated Person, the class, series and number of all shares of stock of the Corporation which are owned beneficially by such stockholder and by such Stockholder Associated Person, if any, and the nominal holder for, and number of, shares owned beneficially but not of record by such stockholder and by any such Stockholder Associated Person; (iv) a description of any agreement, arrangement or understanding (including any derivative or short positions, profit interests, options, warrants, stock appreciation or similar rights, hedging transactions, and borrowed or loaned shares) that has been entered into as of the date of the stockholder’s notice by, or on behalf of, such stockholder and by such Stockholder Associated Person, the effect or intent of which is to mitigate loss to, manage risk or benefit of share price changes for, or increase or decrease the voting power of, such stockholder and such Stockholder Associated Person, with respect to shares of stock of the Corporation; (v) as to the stockholder giving the notice and any Stockholder Associated Person covered by clauses (ii) or (iii) of this Section 11(a)(2), the name and address of such stockholder, as they appear on the Corporation’s stock ledger and current name and address, if different, and of such Stockholder Associated Person; and (vi) to the extent known by the stockholder giving the notice, the name and address of any other stockholder supporting the nominee for election or reelection as a director or the proposal of other business on the date of such stockholder’s notice.

(3)               Such stockholder’s notice shall, with respect to any Proposed Nominee, be accompanied by a certificate executed by the Proposed Nominee (i) certifying that such Proposed Nominee (a) is not, and will not become a party to, any agreement, arrangement or understanding with any person or entity other than the Corporation in connection with service or action as a director that has not been disclosed to the Corporation and (b) will serve as a director of the Corporation if elected; and (ii) attaching a completed Proposed Nominee questionnaire (which questionnaire shall be provided by the Corporation, upon request, to the stockholder providing the notice and shall include all information relating to the Proposed Nominee that would be required to be disclosed in connection with the solicitation of proxies for the election of the Proposed Nominee as a director in an election contest (even if an election contest is not involved), or would otherwise be required in connection with such solicitation, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act and the rules thereunder, or would be required pursuant to the rules of any national securities exchange or over-the-counter market).

(4)               Notwithstanding anything in this Section 11(a) to the contrary, in the event that the number of directors to be elected to the Board is increased and there is no public announcement of such action at least 130 days prior to the first anniversary of the date of mailing of the notice of the preceding year’s annual meeting, a stockholder’s notice required by this Section 11(a) shall also be considered timely, but only with respect to nominees for any new positions created by such increase, if it shall be delivered to the secretary at the principal executive office of the Corporation not later than 5:00 p.m., Eastern Time, on the tenth day following the day on which such public announcement is first made by the Corporation.

(5)               For purposes of this Section 11, “Stockholder Associated Person” of any stockholder shall mean (i) any person controlling, directly or indirectly, or acting in concert with, such stockholder, (ii) any beneficial owner of shares of stock of the Corporation owned of record or beneficially by such stockholder and (iii) any person controlling, controlled by or under common control with such Stockholder Associated Person.

(b)               Special Meetings of Stockholders. Only such business shall be conducted at a special meeting of stockholders as shall have been brought before the meeting pursuant to the Corporation’s notice of meeting. Nominations of individuals for election to the Board may be made at a special meeting of stockholders at which directors are to be elected (i) pursuant to the Corporation’s notice of meeting, (ii) by or at the direction of the Board or (iii) provided that the Board has determined that directors shall be elected at such special meeting, by any stockholder of the Corporation who is a stockholder of record both at the time of giving of notice provided for in this Section 11 and at the time of the special meeting, who is entitled to vote at the meeting and who complied with the notice procedures set forth in this Section 11. In the event the Corporation calls a special meeting of stockholders for the purpose of electing one or more individuals to the Board, any such stockholder may nominate an individual or individuals (as the case may be) for election as a director as specified in the Corporation’s notice of meeting, if the stockholder’s notice required by Section 11(a)(2) of this Article shall be delivered to the secretary at the principal executive office of the Corporation not earlier than the 150th day prior to such special meeting and not later than 5:00 p.m., Eastern Time, on the later of the 120th day prior to such special meeting or the tenth day following the day on which public announcement is first made of the date of the special meeting and of the nominees proposed by the Board to be elected at such meeting. The public announcement of a postponement or adjournment of a special meeting shall not commence a new time period for the giving of a stockholder’s notice as described above.

(c)               General. (1) Upon written request by the secretary or the Board or any committee thereof, any stockholder proposing a nominee for election as a director or any proposal for other business at a meeting of stockholders shall provide, within five Business Days of delivery of such request (or such other period as may be specified in such request), written verification, satisfactory, in the discretion of the Board or any committee thereof or any authorized officer of the Corporation, to demonstrate the accuracy of any information submitted by the stockholder pursuant to this Section 11. If a stockholder fails to provide such written verification within such period, the information as to which written verification was requested may be deemed not to have been provided in accordance with this Section 11.

(2)               Only such individuals who are nominated in accordance with this Section 11 shall be eligible for election by stockholders as directors, and only such business shall be conducted at a meeting of stockholders as shall have been brought before the meeting in accordance with this Section 11. The chairman of the meeting shall have the power to determine whether a nomination or any other business proposed to be brought before the meeting was made or proposed, as the case may be, in accordance with this Section 11.

(3)               For purposes of this Section 11, (a) the “date of mailing of the notice” shall mean the date of the proxy statement for the solicitation of proxies for election of directors and (b) “public announcement” shall mean disclosure (i) in a press release reported by the Dow Jones News Service, Associated Press, Business Wire, PR Newswire or comparable news service or (ii) in a document publicly filed by the Corporation with the Securities and Exchange Commission pursuant to the Exchange Act or the Investment Company Act.

(4)               Notwithstanding the foregoing provisions of this Section 11, a stockholder shall also comply with all applicable requirements of state law and of the Exchange Act and the rules and regulations thereunder with respect to the matters set forth in this Section 11. Nothing in this Section 11 shall be deemed to affect any right of a stockholder to request inclusion of a proposal in, nor the right of the Corporation to omit a proposal from, the Corporation’s proxy statement pursuant to Rule 14a-8 (or any successor provision) under the Exchange Act.

Section 12.            VOTING BY BALLOT. Voting on any question or in any election may be viva voce unless the chairman of the meeting shall order or any stockholder shall demand that voting be by ballot.

Section 13.            CONTROL SHARE ACQUISITION ACT. Pursuant to Section 3-702(c)(4) of the MGCL, the Board has adopted a resolution that the Corporation shall be subject to Title 3, Subtitle 7 of the MGCL (the “Maryland Control Share Acquisition Act” or the “Act”). Notwithstanding the Board’s election or any prior provision of these Bylaws to the contrary, (a) no holder of stock of the Corporation shall be entitled to exercise the rights of an objecting stockholder under Section 3-708 of the MGCL; (b) the Act shall not apply to the voting rights of any person acquiring (i) shares of any class or series of stock of the Corporation other than common stock or (ii) shares of stock of the Corporation in a control share acquisition (as defined in the Act) if, prior to the acquisition, the person obtains approval of the Board exempting the acquisition from the Act specifically, generally, or generally by type, which exemption may include the person and the person’s affiliates or associates or other persons; and (c) to the extent that any provisions of the Act are determined to be inconsistent with the Investment Company Act, then any such provisions shall not apply. This section may be amended or repealed, in whole or in part, at any time, whether before or after an acquisition of control shares and, upon effectiveness of such amendment or repeal, may, subject to any successor bylaw provision, apply to any subsequent control share acquisition.

Section 14.            STOCKHOLDER ACTION BY WRITTEN CONSENT.

(a)               Any action required or permitted to be taken at any annual or special meeting of stockholders of the Corporation may be taken without a meeting, without prior notice and without a vote, if a consent or consents in writing setting forth the action so taken, shall be signed by (i) all of the stockholders or (ii) the holders of any class or series of stock, other than the holders of shares of common stock entitled to vote generally in the election of directors, entitled to cast not less than the minimum number of votes that would be necessary to authorize or take the action at a stockholders meeting at which all stockholders entitled to vote on the action were present and voted and if the Corporation gives notice of the action not later than ten days after the effective time of the action to each holder of the class or series of stock.

(b)               Any such consent shall be delivered to the Corporation by delivery to its registered office in the State of Maryland, its resident agent, or an officer or agent of the Corporation having custody of the book in which proceedings of meetings of the stockholders are recorded. Delivery made to the Corporation’s registered office shall be by hand or by certified or registered mail, return receipt requested. Every written consent shall bear the date of signature of each stockholder who signs the consent and no written consent shall be effective to take the corporate action referred to therein unless, within 60 days of the earliest dated consent delivered in the manner required by this Section 14 to the Corporation, written consents signed in accordance with Section 14(a) by holders to take action are delivered to the Corporation in accordance with this Section 14(b). Any copy, facsimile or other reliable reproduction of a consent in writing may be substituted or used in lieu of the original writing for any and all purposes for which the original writing could be used, provided that such copy, facsimile or other reproduction shall be a complete reproduction of the entire original writing.

Article III
DIRECTORS

Section 1.                GENERAL POWERS. The business and affairs of the Corporation shall be managed under the direction of its Board.

Section 2.                NUMBER, TENURE AND QUALIFICATIONS. At any regular meeting or at any special meeting called for that purpose, a majority of the entire Board may establish, increase or decrease the number of directors, provided that the number thereof shall never be less than the minimum number required by the MGCL nor more than 12, and further provided that the tenure of office of a director shall not be affected by any decrease in the number of directors. Any director of the Corporation may resign at any time by delivering his or her resignation to the Board, the Chairman of the Board or the secretary. Any resignation shall take effect immediately upon its receipt or at such later time specified in the resignation. The acceptance of a resignation shall not be necessary to make it effective unless otherwise stated in the resignation. An individual nominated or seated as a director shall not have been charged (unless such charges were dismissed or the individual was otherwise exonerated) with a criminal offense involving moral turpitude, dishonesty or breach of trust, or have been convicted or have pled guilty or nolo contendere with respect to a felony under the laws of the United States or any state thereof.

Section 3.                ANNUAL AND REGULAR MEETINGS. An annual meeting of the Board shall be held immediately after and at the same place as the annual meeting of stockholders, no notice other than this Bylaw being necessary. In the event such meeting is not so held, the meeting may be held at such time and place as shall be specified in a notice given as hereinafter provided for special meetings of the Board. Regular meetings of the Board shall be held from time to time at such places and times as provided by the Board by resolution, without notice other than such resolution.

Section 4.                SPECIAL MEETINGS. Special meetings of the Board may be called by or at the request of the Chairman of the Board, the chief executive officer, the president or by a majority of the directors then in office. The person or persons authorized to call special meetings of the Board may fix any place as the place for holding any special meeting of the Board called by them. The Board may provide, by resolution, the time and place for the holding of special meetings of the Board without notice other than such resolution.

Section 5.                NOTICE. Notice of any special meeting of the Board shall be delivered personally or by telephone, electronic mail, facsimile transmission, United States mail or courier to each director at his or her business or residence address. Notice by personal delivery, telephone, electronic mail or facsimile transmission shall be given at least 24 hours prior to the meeting. Notice by United States mail shall be given at least three days prior to the meeting. Notice by courier shall be given at least two days prior to the meeting. Telephone notice shall be deemed to be given when the director or his or her agent is personally given such notice in a telephone call to which the director or his or her agent is a party. Electronic mail notice shall be deemed to be given upon transmission of the message to the electronic mail address given to the Corporation by the director. Facsimile transmission notice shall be deemed to be given upon completion of the transmission of the message to the number given to the Corporation by the director and receipt of a completed answer-back indicating receipt. Notice by United States mail shall be deemed to be given when deposited in the United States mail properly addressed, with postage thereon prepaid. Notice by courier shall be deemed to be given when deposited with or delivered to a courier properly addressed. Neither the business to be transacted at, nor the purpose of, any annual, regular or special meeting of the Board need be stated in the notice, unless specifically required by statute or these Bylaws.

Section 6.                QUORUM. A majority of the directors shall constitute a quorum for transaction of business at any meeting of the Board, provided that, if less than a majority of such directors are present at said meeting, a majority of the directors present may adjourn the meeting from time to time without further notice, and provided further that if, pursuant to applicable law, the charter of the Corporation or these Bylaws, the vote of a majority of a particular group of directors is required for action, a quorum must also include a majority of such group.

The directors present at a meeting which has been duly called and convened may continue to transact business until adjournment, notwithstanding the withdrawal of enough directors to leave less than a quorum.

Section 7.                VOTING. The action of the majority of the directors present at a meeting at which a quorum is present shall be the action of the Board, unless the concurrence of a greater proportion is required for such action by applicable statute or the charter. If enough directors have withdrawn from a meeting to leave less than a quorum, but the meeting is not adjourned, the action of the majority of that number of directors necessary to constitute a quorum at such meeting shall be the action of the Board, unless the concurrence of a greater proportion is required for such action by applicable statute or the charter.

Section 8.                ORGANIZATION. The Board may designate a Chairman of the Board and a Vice Chairman of the Board, who shall not be officers of the Corporation but shall have such powers and duties as determined by the Board from time to time. At each meeting of the Board, the Chairman of the Board or, in the absence of the Chairman of the Board, the Vice Chairman of the Board, if any, shall act as Chairman of the Board. In the absence of both the Chairman of the Board and Vice Chairman of the Board, the chief executive officer or in the absence of the chief executive officer, the president or in the absence of the president, a director chosen by a majority of the directors present, shall act as chairman of the meeting. The secretary or, in his or her absence, an assistant secretary of the Corporation, or in the absence of the secretary and all assistant secretaries, a person appointed by the Chairman of the Board, shall act as secretary of the meeting.

Section 9.                TELEPHONE MEETINGS. Directors may participate in a meeting by means of a conference telephone or similar communications equipment if all persons participating in the meeting can hear each other at the same time; provided however, this Section 9 does not apply to any action of the directors pursuant to the Investment Company Act, that requires the vote of the directors to be cast in person at a meeting. Participation in a meeting by these means shall constitute presence in person at the meeting.

Section 10.            WRITTEN CONSENT BY DIRECTORS. Any action required or permitted to be taken at any meeting of the Board may be taken without a meeting, if a consent in writing or by electronic transmission to such action is given in writing or by electronic transmission by each director and is filed with the minutes of proceedings of the Board; provided however, this Section 10 does not apply to any action of the directors pursuant to the Investment Company Act that requires the vote of the directors to be cast in person at a meeting.

Section 11.            VACANCIES. If for any reason any or all the directors cease to be directors, such event shall not terminate the Corporation or affect these Bylaws or the powers of the remaining directors hereunder, if any. Pursuant to the Corporation’s election in Article IV of the charter, subject to applicable requirements of the Investment Company Act, except as may be provided by the Board in setting the terms of any class or series of preferred stock, (a) any vacancy on the Board may be filled only by a majority of the remaining directors, even if the remaining directors do not constitute a quorum and (b) any director elected to fill a vacancy shall serve for the remainder of the full term of the class in which the vacancy occurred and until a successor is elected and qualifies.

Section 12.            COMPENSATION. Directors shall not receive any stated salary for their services as directors but, by resolution of the Board, may receive compensation per year and/or per meeting and for any service or activity they performed or engaged in as directors. Directors may be reimbursed for expenses of attendance, if any, at each annual, regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they performed or engaged in as directors; but nothing herein contained shall be construed to preclude any directors from serving the Corporation in any other capacity and receiving compensation therefor.

Section 13.            LOSS OF DEPOSITS. No director shall be liable for any loss which may occur by reason of the failure of the bank, trust company, savings and loan association, or other institution with whom moneys or stock have been deposited.

Section 14.            SURETY BONDS. Unless required by law, no director shall be obligated to give any bond or surety or other security for the performance of any of his or her duties.

Section 15.            RATIFICATION. The Board or the stockholders may ratify and make binding on the Corporation any action or inaction by the Corporation or its officers to the extent that the Board or the stockholders could have originally authorized the matter. Moreover, any action or inaction questioned in any stockholders’ derivative proceeding or any other proceeding on the ground of lack of authority, defective or irregular execution, adverse interest of a director, officer or stockholder, non-disclosure, miscomputation, the application of improper principles or practices of accounting or otherwise, may be ratified, before or after judgment, by the Board or by the stockholders, and if so ratified, shall have the same force and effect as if the questioned action or inaction had been originally duly authorized, and such ratification shall be binding upon the Corporation and its stockholders and shall constitute a bar to any claim or execution of any judgment in respect of such questioned action or inaction.

Section 16.            EMERGENCY PROVISIONS. Notwithstanding any other provision in the charter or these Bylaws, this Section 16 shall apply during the existence of any catastrophe, or other similar emergency condition, as a result of which a quorum of the Board under Article III of these Bylaws cannot readily be obtained (an “Emergency”). During any Emergency, unless otherwise provided by the Board, (i) a meeting of the Board or a committee thereof may be called by the Chairman of the Board or any two directors by any means feasible under the circumstances, (ii) notice of any meeting of the Board during such an Emergency may be given less than 24 hours prior to the meeting to as many directors and by such means as may be feasible at the time, including publication, television or radio, and (iii) the number of directors necessary to constitute a quorum shall be one-third of the entire Board.

Article IV
COMMITTEES

Section 1.                NUMBER, TENURE AND QUALIFICATIONS. The Board may appoint from among its members an Executive Committee, an Audit Committee, a Nominating and Corporate Governance Committee and other committees, composed of one or more directors, to serve at the pleasure of the Board.

Section 2.                POWERS. The Board may delegate to committees appointed under Section 1 of this Article any of the powers of the Board, except as prohibited by law.

Section 3.                MEETINGS. Notice of committee meetings shall be given in the same manner as notice for special meetings of the Board. A majority of the members of the committee shall constitute a quorum for the transaction of business at any meeting of the committee. The act of a majority of the committee members present at a meeting shall be the act of such committee. The Board may designate a chairman of any committee, and such chairman or, in the absence of a chairman, any two members of any committee (if there are at least two members of the committee) may fix the time and place of its meeting unless the Board shall otherwise provide. In the absence of any member of any such committee, the members thereof present at any meeting, whether or not they constitute a quorum, may appoint another director to act in the place of such absent member. Each committee shall keep minutes of its proceedings.

Section 4.                TELEPHONE MEETINGS. Members of a committee of the Board may participate in a meeting by means of a conference telephone or similar communications equipment if all persons participating in the meeting can hear each other at the same time. Participation in a meeting by these means shall constitute presence in person at the meeting.

Section 5.                WRITTEN CONSENT BY COMMITTEES. Any action required or permitted to be taken at any meeting of a committee of the Board may be taken without a meeting, if a consent in writing or by electronic transmission to such action is given by each member of the committee and is filed with the minutes of proceedings of such committee.

Section 6.                VACANCIES. Subject to the provisions hereof, the Board shall have the power at any time to change the membership of any committee, to fill all vacancies, to designate alternate members to replace any absent or disqualified member or to dissolve any such committee. Subject to the power of the Board, the members of the committee shall have the power to fill any vacancies on the committee.

Article V
OFFICERS

Section 1.                GENERAL PROVISIONS. The officers of the Corporation shall include a president, a secretary and a treasurer and may include a chief executive officer, one or more vice presidents, a chief operating officer, a chief financial officer, a chief investment officer, a chief compliance officer, one or more assistant secretaries and one or more assistant treasurers. In addition, the Board may from time to time elect such other officers with such powers and duties as it shall deem necessary or desirable. The officers of the Corporation shall be elected annually by the Board, except that the chief executive officer or president may from time to time appoint one or more vice presidents, assistant secretaries, assistant treasurers or other officers. Each officer shall hold office until his or her successor is elected and qualifies or until death, resignation or removal in the manner hereinafter provided. Any two or more offices except president and vice president may be held by the same person. Election of an officer or agent shall not of itself create contract rights between the Corporation and such officer or agent.

Section 2.                REMOVAL AND RESIGNATION. Any officer or agent of the Corporation may be removed, with or without cause, by the Board if in its judgment the best interests of the Corporation would be served thereby, but such removal shall be without prejudice to the contract rights, if any, of the person so removed. Any officer of the Corporation may resign at any time by giving written notice of his or her resignation to the Board, the Chairman of the Board, the chief executive officer, the president or the secretary. Any resignation shall take effect immediately upon its receipt or at such later time specified in the notice of resignation. The acceptance of a resignation shall not be necessary to make it effective unless otherwise stated in the resignation. Such resignation shall be without prejudice to the contract rights, if any, of the Corporation.

Section 3.                VACANCIES. A vacancy in any office may be filled by the Board for the balance of the term.

Section 4.                CHIEF EXECUTIVE OFFICER. The Board may designate a chief executive officer. In the absence of such designation, the president shall be the chief executive officer of the Corporation. The chief executive officer shall have general responsibility for implementation of the policies of the Corporation, as determined by the Board, and for the management of the business and affairs of the Corporation. He or she may execute any deed, mortgage, bond, contract or other instrument, except in cases where the execution thereof shall be expressly delegated by the Board or by these Bylaws to some other officer or agent of the Corporation or shall be required by law to be otherwise executed; and in general shall perform all duties incident to the office of chief executive officer and such other duties as may be prescribed by the Board from time to time.

Section 5.                CHIEF OPERATING OFFICER. The Board may designate a chief operating officer. The chief operating officer shall have the responsibilities and duties as set forth by the Board or the chief executive officer.

Section 6.                CHIEF INVESTMENT OFFICER. The Board may designate a chief investment officer. The chief investment officer shall have the responsibilities and duties as set forth by the Board or the chief executive officer.

Section 7.                CHIEF FINANCIAL OFFICER. The Board may designate a chief financial officer. The chief financial officer shall have the responsibilities and duties as set forth by the Board or the chief executive officer.

Section 8.                CHIEF COMPLIANCE OFFICER. The Board shall designate a chief compliance officer to the extent required by, and consistent with the requirements of, the Investment Company Act. The chief compliance officer, subject to the direction of and reporting to the Board, shall be responsible for the oversight of the Corporation’s compliance with the Federal securities laws and other applicable regulatory requirements. The designation, compensation and removal of the chief compliance officer must be approved by the Board, including a majority of the directors who are not “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act) of the Corporation. The chief compliance officer shall perform such executive, supervisory and management functions and duties as may be assigned to him or her from time to time.

Section 9.                PRESIDENT. In the absence of a designation of a chief executive officer by the Board, the president shall be the chief executive officer. In the absence of a designation of a chief executive officer, the president may execute any deed, mortgage, bond, contract or other instrument, except in cases where the execution thereof shall be expressly delegated by the Board or by these Bylaws to some other officer or agent of the Corporation or shall be required by law to be otherwise executed; and in general shall perform all duties incident to the office of president and such other duties as may be prescribed by the Board from time to time.

Section 10.            VICE PRESIDENTS. In the absence of the president or in the event of a vacancy in such office, the vice president (or in the event there be more than one vice president, the vice presidents in the order designated at the time of their election or, in the absence of any designation, then in the order of their election) shall perform the duties of the president and when so acting shall have all the powers of and be subject to all the restrictions upon the president; and shall perform such other duties as from time to time may be assigned to such vice president by the president or by the Board. The Board may designate one or more vice presidents as executive vice president or as vice president for particular areas of responsibility.

Section 11.            SECRETARY. The secretary shall: (a) keep the minutes of the proceedings of the stockholders, the Board and committees of the Board in one or more books provided for that purpose; (b) see that all notices are duly given in accordance with the provisions of these Bylaws or as required by law; (c) be custodian of the corporate records and of the seal of the Corporation; (d) keep a register of the post office address of each stockholder which shall be furnished to the secretary by such stockholder; (e) have general charge of the stock transfer books of the Corporation; and (f) in general perform such other duties as from time to time may be assigned to him by the chief executive officer, the president or by the Board.

Section 12.            TREASURER. The treasurer shall keep full and accurate accounts of receipts and disbursements in books belonging to the Corporation and shall deposit all moneys and other valuable effects in the name and to the credit of the Corporation in such depositories as may be designated by the Board. In the absence of a designation of a chief financial officer by the Board, the treasurer shall be the chief financial officer of the Corporation.

The treasurer shall disburse the funds of the Corporation as may be ordered by the Board, taking proper vouchers for such disbursements, and shall render to the president and Board, at the regular meetings of the Board or whenever it may so require, an account of all his or her transactions as treasurer and of the financial condition of the Corporation.

If required by the Board, the treasurer shall give the Corporation a bond in such sum and with such surety or sureties as shall be satisfactory to the Board for the faithful performance of the duties of his or her office and for the restoration to the Corporation, in case of his or her death, resignation, retirement or removal from office, of all books, papers, vouchers, moneys and other property of whatever kind in his or her possession or under his or her control belonging to the Corporation.

Section 13.            ASSISTANT SECRETARIES AND ASSISTANT TREASURERS. The assistant secretaries and assistant treasurers, in general, shall perform such duties as shall be assigned to them by the secretary or treasurer, respectively, or by the president or the Board. The assistant treasurers shall, if required by the Board, give bonds for the faithful performance of their duties in such sums and with such surety or sureties as shall be satisfactory to the Board.

Article VI
CONTRACTS, LOANS, CHECKS AND DEPOSITS

Section 1.                CONTRACTS. The Board or any committee of the Board within the scope of its delegated authority, may authorize any officer or agent to enter into any contract or to execute and deliver any instrument in the name of and on behalf of the Corporation and such authority may be general or confined to specific instances. Any agreement, deed, mortgage, lease or other document shall be valid and binding upon the Corporation when authorized or ratified by action of the Board or such committee and executed by an authorized person.

Section 2.                CHECKS AND DRAFTS. All checks, drafts or other orders for the payment of money, notes or other evidences of indebtedness issued in the name of the Corporation shall be signed by such officer or agent of the Corporation in such manner as shall from time to time be determined by the Board.

Section 3.                DEPOSITS. All funds of the Corporation not otherwise employed shall be deposited from time to time to the credit of the Corporation in such banks, trust companies or other depositories as the Board may designate.

Article VII
STOCK

Section 1.                CERTIFICATES; REQUIRED INFORMATION. Except as may be otherwise provided by the Board, stockholders of the Corporation are not entitled to certificates representing the shares of stock held by them. In the event that the Corporation issues shares of stock represented by certificates, such certificates shall be signed by the officers of the Corporation in the manner permitted by the MGCL and contain the statements and information required by the MGCL. There shall be no differences in the rights and obligations of stockholders based on whether or not their shares are represented by certificates.

Section 2.                TRANSFERS WHEN CERTIFICATES ISSUED. Subject to any determination of the Board pursuant to Section 1 of this Article, upon surrender to the Corporation or the transfer agent of the Corporation of a stock certificate duly endorsed or accompanied by proper evidence of succession, assignment or authority to transfer, the Corporation shall issue a new certificate to the person entitled thereto, cancel the old certificate and record the transaction upon its books.

The Corporation shall be entitled to treat the holder of record of any share of stock as the holder in fact thereof and, accordingly, shall not be bound to recognize any equitable or other claim to or interest in such share or on the part of any other person, whether or not it shall have express or other notice thereof, except as otherwise provided by the laws of the State of Maryland.

Notwithstanding the foregoing, transfers of shares of any class of stock will be subject in all respects to the charter of the Corporation and all of the terms and conditions contained therein.

Section 3.                REPLACEMENT CERTIFICATE. Subject to any determination of the Board pursuant to Section 1 of this Article, the chief executive officer, the president, the secretary, the treasurer or any officer designated by the Board may direct a new certificate to be issued in place of any certificate previously issued by the Corporation alleged to have been lost, stolen or destroyed upon the making of an affidavit of that fact by the person claiming the certificate to be lost, stolen or destroyed. When authorizing the issuance of a new certificate, an officer designated by the Board may, in his or her discretion and as a condition precedent to the issuance thereof, require the owner of such lost, stolen or destroyed certificate or the owner’s legal representative to advertise the same in such manner as he or she shall require and/or to give bond, with sufficient surety, to the Corporation to indemnify it against any loss or claim which may arise as a result of the issuance of a new certificate.

Section 4.                CLOSING OF TRANSFER BOOKS OR FIXING OF RECORD DATE. The Board may set, in advance, a record date for the purpose of determining stockholders entitled to notice of or to vote at any meeting of stockholders or determining stockholders entitled to receive payment of any dividend or the allotment of any other rights, or in order to make a determination of stockholders for any other proper purpose. Such date, in any case, shall not be prior to the close of business on the day the record date is fixed and shall be not more than 90 days and, in the case of a meeting of stockholders, not less than ten days, before the date on which the meeting or particular action requiring such determination of stockholders of record is to be held or taken.

In lieu of fixing a record date, the Board may provide that the stock transfer books shall be closed for a stated period but not longer than 20 days. If the stock transfer books are closed for the purpose of determining stockholders entitled to notice of or to vote at a meeting of stockholders, such books shall be closed for at least ten days before the date of such meeting.

If no record date is fixed and the stock transfer books are not closed for the determination of stockholders, (a) the record date for the determination of stockholders entitled to notice of or to vote at a meeting of stockholders shall be at the close of business on the day on which the notice of meeting is mailed or the 30th day before the meeting, whichever is the closer date to the meeting; and (b) the record date for the determination of stockholders entitled to receive payment of a dividend or an allotment of any other rights shall be the close of business on the day on which the resolution of the directors, declaring the dividend or allotment of rights, is adopted.

When a record date for the determination of stockholders entitled to notice of and to vote at any meeting of stockholders has been set as provided in this section, such record date shall continue to apply to the meeting if adjourned or postponed, except if the meeting is adjourned or postponed to a date more than 120 days after the record date originally fixed for the meeting, in which case a new record date for such meeting shall be determined as set forth herein.

Section 5.                STOCK LEDGER. The Corporation shall maintain at its principal office or at the office of its counsel, accountants or transfer agent, an original or duplicate share ledger containing the name and address of each stockholder and the number of shares of each class held by such stockholder.

Section 6.                FRACTIONAL STOCK; ISSUANCE OF UNITS. The Board may issue fractional stock or provide for the issuance of scrip, all on such terms and under such conditions as they may determine. Notwithstanding any other provision of the charter or these Bylaws, the Board may issue units consisting of different securities of the Corporation. Any security issued in a unit shall have the same characteristics as any identical securities issued by the Corporation, except that the Board may provide that for a specified period securities of the Corporation issued in such unit may be transferred on the books of the Corporation only in such unit.

Article VIII
ACCOUNTING YEAR

The Board shall have the power, from time to time, to fix the fiscal year of the Corporation by a duly adopted resolution.

Article IX
DISTRIBUTIONS

Section 1.                AUTHORIZATION. Dividends and other distributions upon the stock of the Corporation may be authorized by the Board, subject to the provisions of law and the charter of the Corporation. Dividends and other distributions may be paid in cash, property or stock of the Corporation, subject to the provisions of law and the charter.

Section 2.                CONTINGENCIES. Before payment of any dividends or other distributions, there may be set aside out of any assets of the Corporation available for dividends or other distributions such sum or sums as the Board may from time to time, in its absolute discretion, think proper as a reserve fund for contingencies, for equalizing dividends or other distributions, for repairing or maintaining any property of the Corporation or for such other purpose as the Board shall determine to be in the best interest of the Corporation, and the Board may modify or abolish any such reserve.

Article X
SEAL

Section 1.                SEAL. The Board may authorize the adoption of a seal by the Corporation. The seal shall contain the name of the Corporation and the year of its incorporation and the words “Incorporated in Maryland.” The Board may authorize one or more duplicate seals and provide for the custody thereof.

Section 2.                AFFIXING SEAL. Whenever the Corporation is permitted or required to affix its seal to a document, it shall be sufficient to meet the requirements of any law, rule or regulation relating to a seal to place the word “(SEAL)” adjacent to the signature of the person authorized to execute the document on behalf of the Corporation.

Article XI
INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

Section 1.                INDEMNIFICATION. The Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to any individual who (a) is a present or former director or officer of the Corporation and who is made or threatened to be made a party to a proceeding by reason of his or her service in that capacity, or (b) while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner, member, manager or trustee of any corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to a proceeding by reason of his or her service in such capacity and from and against any claim or liability to which such person may become subject or such person may incur, in each case to the fullest extent permitted by Maryland law and the Investment Company Act. The rights to indemnification and advance of expenses provided by the charter of the Corporation and these Bylaws shall vest immediately upon election of a director or officer. The Corporation may, with the approval of its Board or any duly authorized committee thereof, provide such indemnification and advancement for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. The indemnification and payment or reimbursement of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Article XII
WAIVER OF NOTICE

Whenever any notice of a meeting is required to be given pursuant to the charter of the Corporation or these Bylaws or pursuant to applicable law, a waiver thereof in writing or by electronic transmission, given by the person or persons entitled to such notice, whether before or after the time stated therein, shall be deemed equivalent to the giving of such notice. Neither the business to be transacted at nor the purpose of any meeting need be set forth in the waiver of notice, unless specifically required by statute. The attendance of any person at any meeting shall constitute a waiver of notice of such meeting, except where such person attends a meeting for the express purpose of objecting to the transaction of any business on the ground that the meeting is not lawfully called or convened.

Article XIII
INSPECTION OF RECORDS

A stockholder that is otherwise eligible under applicable law to inspect the Corporation’s books of account, stock ledger, or other specified documents of the Corporation shall have no right to make such inspection if the Board determines that such stockholder has an improper purpose for requesting such inspection. The Board may impose reasonable restrictions on a stockholder’s use of the Corporation’s books of account, stock ledger, and other documents of the Corporation.

Article XIV
EXCLUSIVE FORUM

Unless the Corporation consents in writing to the selection of a different forum, to the fullest extent permitted by law, the Circuit Court for Baltimore City, Maryland, or, if that court does not have jurisdiction, the United States District Court for the District of Maryland, Baltimore Division, shall be the sole and exclusive forum for (a) any derivative action or proceeding brought on behalf of the Corporation, (b) any action asserting a claim of breach of any duty owed by a director or officer or other employee of the Corporation to the Corporation or to the stockholders of the Corporation or asserting a claim of breach of any standard of conduct set forth in the MGCL, (c) any action asserting a claim against the Corporation or any director or officer or other employee of the Corporation arising pursuant to any provision of the MGCL, the charter of the Corporation or these Bylaws, or (d) any action asserting a claim against the Corporation or any director or officer or other employee of the Corporation that is governed by the internal affairs doctrine. With respect to any proceeding described in the foregoing sentence that is in the Circuit Court for Baltimore City, Maryland, the Corporation and its stockholders consent to the assignment of the proceeding to the Business and Technology Case Management Program pursuant to Maryland Rule 16-308 or any successor thereof. Unless the Corporation consents in writing to the selection of a different forum, to the fullest extent permitted by law, the federal district courts for the United States of America, shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under the Securities Act of 1933. Any person or entity purchasing or holding any interest in the Corporation’s stock shall be deemed to have notice of and consented to this Article XIV.

Article XV
PROVISIONS IN CONFLICT WITH LAW OR REGULATION

(a)               The provisions of these Bylaws are severable, and if the Board shall determine, with the advice of counsel, that any of such provisions is in conflict with the Investment Company Act or with other applicable binding laws and regulations, the conflicting provision shall be deemed never to have constituted a part of these Bylaws; provided, however, that such determination shall not affect any of the remaining provisions of these Bylaws or render invalid or improper any action taken or omitted prior to such determination.

(b)               If any provision of these Bylaws shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of these Bylaws in any jurisdiction.

Article XVI
AMENDMENT OF BYLAWS

The Board shall have the exclusive power to adopt, alter or repeal any provision of these Bylaws and to make new Bylaws. Except as may be required by applicable binding law or the charter, action by the Board with respect to these Bylaws shall be taken by an affirmative vote of a majority of the Board. The Board shall in no event adopt Bylaws which are in conflict with the charter, and any inconsistency shall be construed in favor of the related provisions in the charter.

Adopted: March 23, 2022